Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Parenthetical) (Detail) - KRW (₩) ₩ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [abstract]
Penalty refund	₩ 11.0		₩ 25.0
Penalties and various other expenses	₩ 0.4	₩ 21.4	₩ 7.6